NOTE 8 - CONVERTIBLE LOANS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Amortization of Debt Discount (Premium)			$ 0	$ 372,290
Repayments of Convertible Debt			0	250,000	$ (250,000)
Debt Conversion, Converted Instrument, Amount				422,295	422,295
[custom:ResolutionOfDerivativeLiabilitiesValue]	$ 240,258		1,792,582	708,611	$ 708,611
Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 422,295
[custom:CommonStockIssuedForConversionOfDebtShares]				6,080,632
[custom:ResolutionOfDerivativeLiabilitiesValue]
Convertible Loans [Member]
Short-Term Debt [Line Items]
Interest Expense			0	33,429
Debt Instrument, Increase, Accrued Interest			$ 0	$ 6,027